As filed with the Securities and Exchange Commission on April 30, 2025

REGISTRATION NO. 033-63560 and 811-7762

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 120

AND/OR
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 122

(CHECK APPROPRIATE BOX OR BOXES)

FIRST EAGLE FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 698-3300

SHEELYN MICHAEL

FIRST EAGLE FUNDS

1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

NATHAN J. GREENE, ESQ.
SIDLEY AUSTIN LLP
787 SEVENTH AVENUE
NEW YORK, NY 10019

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on May 30, 2025 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485 If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 116, as it relates to First Eagle Core Plus Municipal Fund, a series of the Registrant, until May 30, 2025. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 116 under the Securities Act of 1933, as it relates to First Eagle Core Plus Municipal Fund, filed on December 27, 2024, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, as of the 30th day of April, 2025.

FIRST EAGLE FUNDS

By:	/s/ MEHDI MAHMUD

MEHDI MAHMUD PRESIDENT (AND IN THE CAPACITY OF PRINCIPAL EXECUTIVE OFFICER)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ LISA ANDERSON*	Trustee	April 30, 2025
(LISA ANDERSON)

/s/ JOHN P. ARNHOLD*	Trustee	April 30, 2025
(JOHN P. ARNHOLD)

/s/ CANDACE K. BEINECKE*	Trustee	April 30, 2025
(CANDACE K. BEINECKE)

/s/ PETER W. DAVIDSON*	Trustee	April 30, 2025
(PETER W. DAVIDSON)

/s/ JEAN D. HAMILTON*	Trustee	April 30, 2025
(JEAN D. HAMILTON)

/s/ WILLIAM M. KELLY*	Trustee	April 30, 2025
(WILLIAM M. KELLY)

/s/ PAUL J. LAWLER*	Trustee	April 30, 2025
(PAUL J. LAWLER)

/s/ MANDAKINI PURI*	Trustee	April 30, 2025
(MANDAKINI PURI)

/s/ MEHDI MAHMUD	Trustee (and in the capacity of Principal Executive Officer)	April 30, 2025
(MEHDI MAHMUD)

/s/ BRANDON WEBSTER	Chief Financial Officer (and in the capacity of Principal Financial Officer and Principal Accounting Officer)	April 30, 2025
(BRANDON WEBSTER)

*By:	/S/ SHEELYN MICHAEL
Sheelyn Michael
Power-of-Attorney